TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$8,157	$7,200	$6,890

Research and development	$547	$406	$301

Selling and marketing	$723	$638	$708

General and administrative	$873	$913	$1,283

Finance expenses, net	$106	$491	$511

Schedule of Transactions and Balances with Related Party and Other Loan

	December 31,
	2021	2020

Financing liability of land from related party- current maturities, and other related party balances (1)	$2,276	$1,746

Long-term financing liability of land from a related party (1)	$5,693	$6,723

Other loans (2)	$547	$4,440

1.
Mainly reflects a financing leaseback of $10,900 related to Bar-Lev transaction from September 2012, that was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 1.41% and is subject to adjustment for increases in the Israeli consumer price index.